Note 3 - Unproved Mineral Properties (Details) - Perth Option Agreement, Geoactiva Acquisition Commitments (USD $)	6 Months Ended												3 Months Ended	51 Months Ended
	Apr. 30, 2017 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2016 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2016 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2015 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2015 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2014 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2014 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2013 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2017 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2016 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2015 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2014 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2013 Perth Project [Member]	Apr. 30, 2017 Perth Project [Member]	Apr. 30, 2017 Geoactiva [Member]	Apr. 30, 2013 Geoactiva [Member]
Note 3 - Unproved Mineral Properties (Details) - Perth Option Agreement, Geoactiva Acquisition Commitments [Line Items]
Option Payments	$ 250,000	$ 250,000	$ 125,000	$ 100,000	$ 100,000	$ 50,000	$ 50,000	$ 37,500					$ 37,500	$ 1,000,000
Exploration Expenditures									$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 500,000			$ 3,500,000	$ 3,500,000